Guarantor Financial Information (Condensed Consolidating Balance Sheet Information) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 5,500	$ 4,582	$ 5,315	$ 5,891
Short-term investments	0	2,998
Accounts receivable, net	1,896	1,788
Equipment installment plan receivables, net	1,930	2,378
Accounts receivable from affiliates	40	36
Inventories	1,111	1,295
Asset purchase deposit	2,203	0
Other current assets	1,537	1,813
Total current assets	14,217	14,890
Property and equipment, net	20,943	20,000
Goodwill	1,683	1,683
Spectrum licenses	27,014	23,955
Other intangible assets, net	376	594
Investments in subsidiaries, net	0	0
Intercompany receivables	0	0
Equipment installment plan receivables due after one year, net	984	847
Other assets	674	444
Total assets	65,891	62,413
Current liabilities
Accounts payable and accrued liabilities	7,152	8,084
Payables to affiliates	125	135
Short-term debt	354	182
Deferred revenue	986	717
Other current liabilities	405	410
Total current liabilities	9,022	9,528
Long-term debt	21,832	20,461
Long-term debt to affiliates	5,600	5,600
Tower obligations	2,621	2,658
Deferred tax liabilities	4,938	4,061
Deferred rent expense	2,616	2,481
Negative carrying value of subsidiaries, net	0	0
Intercompany payables	0	0
Other long-term liabilities	1,026	1,067
Total long-term liabilities	38,633	36,328
Total stockholders’ equity (deficit)	18,236	16,557	15,663	14,245
Total liabilities and stockholders’ equity	65,891	62,413
Consolidating and Eliminating Adjustments [Member]
Current assets
Cash and cash equivalents	0	0	0	0
Short-term investments		0
Accounts receivable, net	0	0
Equipment installment plan receivables, net	0	0
Accounts receivable from affiliates	0	0
Inventories	0	0
Asset purchase deposit	0
Other current assets	0	0
Total current assets	0	0
Property and equipment, net	0	0
Goodwill	0	0
Spectrum licenses	0	0
Other intangible assets, net	0	0
Investments in subsidiaries, net	(52,777)	(48,464)
Intercompany receivables	(7,022)	(6,130)
Equipment installment plan receivables due after one year, net	0	0
Other assets	(195)	(167)
Total assets	(59,994)	(54,761)
Current liabilities
Accounts payable and accrued liabilities	0	0
Payables to affiliates	0	0
Short-term debt	0	0
Deferred revenue	0	0
Other current liabilities	0	0
Total current liabilities	0	0
Long-term debt	0	0
Long-term debt to affiliates	0	0
Tower obligations	0	0
Deferred tax liabilities	(195)	(167)
Deferred rent expense	0	0
Negative carrying value of subsidiaries, net	(568)	(628)
Intercompany payables	(7,022)	(6,130)
Other long-term liabilities	0	0
Total long-term liabilities	(7,785)	(6,925)
Total stockholders’ equity (deficit)	(52,209)	(47,836)
Total liabilities and stockholders’ equity	(59,994)	(54,761)
Parent [Member]
Current assets
Cash and cash equivalents	358	378	2,278	2,960
Short-term investments		0
Accounts receivable, net	0	0
Equipment installment plan receivables, net	0	0
Accounts receivable from affiliates	0	0
Inventories	0	0
Asset purchase deposit	0
Other current assets	0	0
Total current assets	358	378
Property and equipment, net	0	0
Goodwill	0	0
Spectrum licenses	0	0
Other intangible assets, net	0	0
Investments in subsidiaries, net	17,682	16,184
Intercompany receivables	196	0
Equipment installment plan receivables due after one year, net	0	0
Other assets	0	0
Total assets	18,236	16,562
Current liabilities
Accounts payable and accrued liabilities	0	0
Payables to affiliates	0	0
Short-term debt	0	0
Deferred revenue	0	0
Other current liabilities	0	0
Total current liabilities	0	0
Long-term debt	0	0
Long-term debt to affiliates	0	0
Tower obligations	0	0
Deferred tax liabilities	0	0
Deferred rent expense	0	0
Negative carrying value of subsidiaries, net	0	0
Intercompany payables	0	5
Other long-term liabilities	0	0
Total long-term liabilities	0	5
Total stockholders’ equity (deficit)	18,236	16,557
Total liabilities and stockholders’ equity	18,236	16,562
Issuer [Member]
Current assets
Cash and cash equivalents	2,733	1,767	2,246	2,698
Short-term investments		1,999
Accounts receivable, net	0	0
Equipment installment plan receivables, net	0	0
Accounts receivable from affiliates	0	0
Inventories	0	0
Asset purchase deposit	0
Other current assets	0	0
Total current assets	2,733	3,766
Property and equipment, net	0	0
Goodwill	0	0
Spectrum licenses	0	0
Other intangible assets, net	0	0
Investments in subsidiaries, net	35,095	32,280
Intercompany receivables	6,826	6,130
Equipment installment plan receivables due after one year, net	0	0
Other assets	7	5
Total assets	44,661	42,181
Current liabilities
Accounts payable and accrued liabilities	423	368
Payables to affiliates	79	70
Short-term debt	20	20
Deferred revenue	0	0
Other current liabilities	0	0
Total current liabilities	522	458
Long-term debt	20,741	19,797
Long-term debt to affiliates	5,600	5,600
Tower obligations	0	0
Deferred tax liabilities	0	0
Deferred rent expense	0	0
Negative carrying value of subsidiaries, net	0	0
Intercompany payables	0	0
Other long-term liabilities	116	142
Total long-term liabilities	26,457	25,539
Total stockholders’ equity (deficit)	17,682	16,184
Total liabilities and stockholders’ equity	44,661	42,181
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	2,342	2,364	697	57
Short-term investments		999
Accounts receivable, net	1,675	1,574
Equipment installment plan receivables, net	1,930	2,378
Accounts receivable from affiliates	40	36
Inventories	1,111	1,295
Asset purchase deposit	2,203
Other current assets	972	1,413
Total current assets	10,273	10,059
Property and equipment, net	20,568	19,546
Goodwill	1,683	1,683
Spectrum licenses	27,014	23,955
Other intangible assets, net	376	594
Investments in subsidiaries, net	0	0
Intercompany receivables	0	0
Equipment installment plan receivables due after one year, net	984	847
Other assets	600	387
Total assets	61,498	57,071
Current liabilities
Accounts payable and accrued liabilities	6,474	7,496
Payables to affiliates	46	65
Short-term debt	334	162
Deferred revenue	986	717
Other current liabilities	258	327
Total current liabilities	8,098	8,767
Long-term debt	1,091	664
Long-term debt to affiliates	0	0
Tower obligations	400	411
Deferred tax liabilities	5,133	4,228
Deferred rent expense	2,616	2,481
Negative carrying value of subsidiaries, net	568	628
Intercompany payables	6,785	5,959
Other long-term liabilities	906	922
Total long-term liabilities	17,499	15,293
Total stockholders’ equity (deficit)	35,901	33,011
Total liabilities and stockholders’ equity	61,498	57,071
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	67	73	$ 94	$ 176
Short-term investments		0
Accounts receivable, net	221	214
Equipment installment plan receivables, net	0	0
Accounts receivable from affiliates	0	0
Inventories	0	0
Asset purchase deposit	0
Other current assets	565	400
Total current assets	853	687
Property and equipment, net	375	454
Goodwill	0	0
Spectrum licenses	0	0
Other intangible assets, net	0	0
Investments in subsidiaries, net	0	0
Intercompany receivables	0	0
Equipment installment plan receivables due after one year, net	0	0
Other assets	262	219
Total assets	1,490	1,360
Current liabilities
Accounts payable and accrued liabilities	255	220
Payables to affiliates	0	0
Short-term debt	0	0
Deferred revenue	0	0
Other current liabilities	147	83
Total current liabilities	402	303
Long-term debt	0	0
Long-term debt to affiliates	0	0
Tower obligations	2,221	2,247
Deferred tax liabilities	0	0
Deferred rent expense	0	0
Negative carrying value of subsidiaries, net	0	0
Intercompany payables	237	166
Other long-term liabilities	4	3
Total long-term liabilities	2,462	2,416
Total stockholders’ equity (deficit)	(1,374)	(1,359)
Total liabilities and stockholders’ equity	$ 1,490	$ 1,360